Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of components of accrued expenses and other payables
	As of December 31,	As of December 31,
	2020	2019
Salary payable	$794,022	$1,014,296
Interest payable	-	772,218
Payable to consultants	1,527,340	1,576,278
License payable	7,951,898	-
Refundable deposit to customers	1,230,142	6,255,741
Payable to property, plant and equipment suppliers	9,375,507	3,008,802
Other accrued liabilities	1,042,705	1,111,706
Total accrued liabilities and other payables	$21,921,614	$13,739,041